Stockholders’ equity (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended							12 Months Ended
		Apr. 03, 2024 shares	Aug. 07, 2023 shares	Jul. 18, 2023 USD ($) $ / shares shares	May 15, 2023 ₪ / shares	Sep. 30, 2023 USD ($) shares	Aug. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2022 $ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Sep. 30, 2023 ₪ / shares	Mar. 26, 2021 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares				380,000,000
Proceeds from sale of ordinary shares | $				$ 6,200										[1]		[1]	$ 9,221	[1]
Reverse stock split													1 for 15 reverse share split
Exercised options ordinary shares												1,249
Stock option exercised amount | $												$ 1
Options, granted							75,000	2,667	2,500	6,667	3,000
Options granted | $ / shares							$ 1.05	$ 24.15	$ 42.45	$ 46.5	$ 62.4
Contractual term							10 years	10 years	10 years	10 years	10 years
Aggregate grant fair value | $							$ 900		$ 10	$ 200	$ 100
Vest period								4 years	3 years	3 years
Compensation expense | $													$ 100
Options, exercisable													21,654		21,654
Options, intrinsic value | $													$ 1		$ 200
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted						21,654
Options granted | ₪ / shares																			₪ 0.15
Vest period						5 years
Compensation expense | $						$ 1
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares			1,315,000
Options, granted							1,315,000
Vest period			3 years
Weighted average grant date fair value | $ / shares													$ 0.63
Unrecognized compensation expense | $													$ 100
Unrecognized compensation, term													2 years 6 months
Unrecognized share based compensation | $													$ 700
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, granted													2,575		2,575
Contractual term													6 years 2 months 26 days		4 years 10 months 2 days
Dividend yield													0.00%		0.00%		0.00%
Risk-free interest rate, minimum																	0.80%
Risk-free interest rate, maximum																	1.34%
Risk-free interest rate													4.16%		1.94%
Volatility rate, minimum																	64.00%
Volatility rate, maximum																	81.00%
Volatility rate													108.00%		65.00%
Weighted average grant date fair value | $ / shares													$ 0.63		$ 0.68		$ 2.19
Unrecognized compensation expense | $													$ 300		$ 900		$ 3,400
Unrecognized compensation, term													3 months 18 days		1 year 4 months 28 days		1 year 9 months
Allocated stock based compensation | $													$ 800		$ 1,300		$ 1,900
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term													5 years		5 years		5 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life, term													6 years 3 months		6 years 3 months		6 years 3 months
Incentive Share Option Plan2013 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares reserved for future issuance													2,000,000
Shares reserved for future issuance													367,026
New Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares													7,721
Proceeds from sale of ordinary shares | $													$ 100
Aggregate offering price | $																				$ 50,000
Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock and warrants issued during period shares				5,220,000,000									2,975,000,000
Stock and warrants issued during period shares													1,090,000,000
Prefunded Warrants [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock and warrants issued during period shares		965,000
Stock and warrants issued during period shares		240,000
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock and warrants issued during period shares				5,600,000,000
Exercise price of warrants | $ / shares				$ 1.249
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares	[2]														7,721
Reverse stock split					1-for-15
Common stock, par value | ₪ / shares					₪ 0.01
Share price | ₪ / shares					₪ 0.15
Exercised options ordinary shares	[2]																1,560
Stock option exercised amount | $	[3]
Common Stock [Member] | Underwritten Public Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional ordinary shares												147,577
Share price | $ / shares												$ 64.81
Proceeds from sale of ordinary shares | $												$ 9,200
Common Stock [Member] | Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,220,000,000									2,972,982,000
Exercise price of warrants | $ / shares				$ 0.001
Stock and warrants issued during period shares													1,087,982
Common Stock [Member] | Prefunded Warrants [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		964,330
Stock and warrants issued during period shares		239,330
Common Stock [Member] | Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,600,000,000
Share price | $ / shares				$ 1.25
Exercise price of warrants | $ / shares				$ 1.25

[1]	See also Note 11.
[2]	All share and per share data has been retroactively adjusted to reflect the 1 for 15 reverse share split effected
[3]	Represents amount less than $1